SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] - ₪ / shares	1 Months Ended
	Mar. 27, 2018	Feb. 27, 2018
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	120,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	₪ 3.0
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		89,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		₪ 3.0